UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           ------------------------------------------
Address:   660 Madison Avenue
           ------------------------------------------
           New York, NY 10065-8405
           ------------------------------------------

Form 13F File Number: 28-6968
                      ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Griffin
        ------------------------------------------
Title:  Managing Member
        ------------------------------------------
Phone:  212 446 6200
        ------------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/ John Griffin                          New York                5/16/11
---------------------------------  ---------------------------------  ----------
[Signature]                                  [City, State]              [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $    5,920,498
                                         --------------
                                         (In Thousands)


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106  351,794  1,953,000 SH       SOLE                 1,953,000      0    0
APPLE INC                    COM              037833100  340,527    977,100 SH       SOLE                   977,100      0    0
ARES CAP CORP                COM              04010L103   25,421  1,500,000 SH       SOLE                 1,500,000      0    0
BAKER HUGHES INC             COM              057224107  185,411  2,525,000 SH       SOLE                 2,525,000      0    0
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT   05967A107  120,638  9,840,000 SH       SOLE                 9,840,000      0    0
BLACKROCK INC                COM              09247X101  133,270    663,000 SH       SOLE                   663,000      0    0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109  113,521  3,280,000 SH       SOLE                 3,280,000      0    0
CITRIX SYS INC               COM              177376100  225,155  3,065,000 SH       SOLE                 3,065,000      0    0
CME GROUP INC                COM              12572Q105  152,584    506,000 SH       SOLE                   506,000      0    0
COVANTA HLDG CORP            COM              22282E102   52,094  3,050,000 SH       SOLE                 3,050,000      0    0
CREDICORP LTD                COM              G2519Y108  126,965  1,210,000 SH       SOLE                 1,210,000      0    0
CROWN CASTLE INTL CORP       COM              228227104   66,378  1,560,000 SH       SOLE                 1,560,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104   38,504    965,000 SH       SOLE                   965,000      0    0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   27,816    790,000 SH       SOLE                   790,000      0    0
DOLLAR TREE INC              COM              256746108  191,908  3,456,564 SH       SOLE                 3,456,564      0    0
EAST WEST BANCORP INC        COM              27579R104   66,761  3,040,100 SH       SOLE                 3,040,100      0    0
EBAY INC                     COM              278642103  136,886  4,410,000 SH       SOLE                 4,410,000      0    0
ECHOSTAR CORP                CL A             278768106   78,739  2,080,300 SH       SOLE                 2,080,300      0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   49,959    315,000 SH       SOLE                   315,000      0    0
GOLUB CAP BDC INC            COM              38173M102   10,883    689,655 SH       SOLE                   689,655      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109   24,906    882,892 SH       SOLE                   882,892      0    0
IVANHOE ENERGY INC           COM              465790103   45,078 15,985,000 SH       SOLE                15,985,000      0    0
IVANHOE MINES LTD            COM              46579N103  170,863  6,222,264 SH       SOLE                 6,222,264      0    0
JPMORGAN CHASE & CO          COM              46625H100  317,629  6,890,000 SH       SOLE                 6,890,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114   15,656    933,000 SH       SOLE                   933,000      0    0
LEVEL 3 COMMUNICATIONS INC   COM              52729N100   26,908 18,305,000 SH       SOLE                18,305,000      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  105,596  2,550,000 SH       SOLE                 2,550,000      0    0
LIBERTY MEDIA CORP NEW       LIB STAR COM A   53071M708   49,456    637,323 SH       SOLE                   637,323      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  300,380  4,998,000 SH       SOLE                 4,998,000      0    0
MGIC INVT CORP WIS           COM              552848103   88,016  9,900,600 SH       SOLE                 9,900,600      0    0
MICROSOFT CORP               COM              594918104  135,710  5,345,000 SH       SOLE                 5,345,000      0    0
NETFLIX INC                  COM              64110L106  238,969  1,005,000 SH       SOLE                 1,005,000      0    0
NORTHEAST BANCORP            COM NEW          663904209    2,263    157,040 SH       SOLE                   157,040      0    0
NOVAGOLD RES INC             COM NEW          66987E206   93,535  7,195,000 SH       SOLE                 7,195,000      0    0
NRG ENERGY INC               COM NEW          629377508  152,503  7,080,000 SH       SOLE                 7,080,000      0    0
NVR INC                      COM              62944T105   89,397    118,250 SH       SOLE                   118,250      0    0
PACIFIC BIOSCIENCES CALIF IN COM              69404D108   12,224    870,000 SH       SOLE                   870,000      0    0
PENNYMAC MTG INVT TR         COM              70931T103   43,842  2,384,000 SH       SOLE                 2,384,000      0    0
PMI GROUP INC                COM              69344M101   21,614  8,005,000 SH       SOLE                 8,005,000      0    0
RANGE RES CORP               COM              75281A109  334,800  5,727,000 SH       SOLE                 5,727,000      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  104,885  3,020,000 SH       SOLE                 3,020,000      0    0
SOHU COM INC                 COM              83408W103   68,807    770,000 SH       SOLE                   770,000      0    0
STILLWATER MNG CO            COM              86074Q102   56,637  2,470,000 SH       SOLE                 2,470,000      0    0
TAL ED GROUP                 ADS REPSTG COM   874080104    1,366    125,000 SH       SOLE                   125,000      0    0
TD AMERITRADE HLDG CORP      COM              87236Y108  102,367  4,905,000 SH       SOLE                 4,905,000      0    0
TESLA MTRS INC               COM              88160R101   15,956    575,000 SH       SOLE                   575,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  158,788  3,165,000 SH       SOLE                 3,165,000      0    0
THERAVANCE INC               COM              88338T104   15,016    620,000 SH       SOLE                   620,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  154,985  2,790,000 SH       SOLE                 2,790,000      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102  444,577  8,925,465 SH       SOLE                 8,925,465      0    0
XINYUAN REAL ESTATE CO LTD   SPONS ADR        98417P105   32,554 13,852,933 SH       SOLE                13,852,933      0    0
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